SUPPLEMENT DATED AUGUST 15, 2004
                      TO THE FRANKLIN U.S. GOVERNMENT FUND
             (Franklin Templeton Variable Insurance Products Trust)
                          PROSPECTUS DATED MAY 1, 2004

The prospectus is amended by replacing the MANAGEMENT section (page FUS-4) with the following:

 MANAGEMENT

 Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

 The team responsible for the Fund's management is:

 Jack Lemein

 EXECUTIVE VICE PRESIDENT OF ADVISERS

 Mr. Lemein has been a manager of the Fund since 1989. Mr. Lemein has more than 30 years' experience in the securities industry, and has been with Franklin Templeton Investments since 1984.

 Roger Bayston, CFA

 SENIOR VICE PRESIDENT OF ADVISERS

 Mr. Bayston has been a manager of the Fund since 1993, and has been with Franklin Templeton Investments since 1991.

 Paul Varunok

 PORTFOLIO MANAGER OF ADVISERS

 Mr. Varunok has been a manager of the Fund since August 2004. Prior to joining Franklin Templeton Investments in 2001, he was a fixed-income analyst for Prudential Securities, Inc.

 Douglas R. Magowan

 PORTFOLIO MANAGER OF ADVISERS

 Mr. Magowan has been a manager of the Fund since 2002, and has been with Franklin Templeton Investments since 1993.

 The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2003, the Fund paid 0.50% of its average daily net assets to Advisers for its services.



         Please keep this supplement for future reference.

FUS P-1









                        SUPPLEMENT DATED AUGUST 15, 2004
                TO THE FRANKLIN LARGE CAP GROWTH SECURITIES FUND
             (Franklin Templeton Variable Insurance Products Trust)
                          PROSPECTUS DATED MAY 1, 2004

The prospectus is amended by replacing the MANAGEMENT section (page FL-6) with the following:

 MANAGEMENT

 Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

 The team responsible for the Fund's management is:

 Kent Shepherd, CFA

 SENIOR VICE PRESIDENT OF ADVISERS

 Mr. Shepherd has been a manager of the Fund since 1999, and has been with Franklin Templeton Investments since 1991.

 Anirudh A. Samsi, CFA, ACA

 PORTFOLIO MANAGER OF ADVISERS

 Mr. Samsi has been a manager of the Fund since 2002. Before joining Franklin Templeton Investments in 2001, Mr. Samsi was a manager with PricewaterhouseCoopers in India.

 The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2003, the Fund paid 0.75% of its average daily net assets to Advisers for its services.



         Please keep this supplement for future reference.

FL P-1








                        SUPPLEMENT DATED AUGUST 15, 2004
          TO THE FRANKLIN HIGH INCOME FUND (Franklin Templeton Variable
                            Insurance Products Trust)
                          PROSPECTUS DATED MAY 1, 2004

The Prospectus is amended as follows:

I. After the last paragraph under the heading MAIN INVESTMENTS on page FH-1, the following is added:

 The Fund may invest up to 10% of its assets in credit-linked securities as a means of investing more rapidly and efficiently in permitted segments of the debt securities markets.

II. After the last paragraph under the heading MAIN RISKS on page FH-3, the following is added:

 CREDIT-LINKED SECURITIES Credit-linked securities are structured debt securities that derive their value based on the credit risk of one or more reference debt securities. The Fund may lose money investing in credit-linked securities if a credit event (for example, a bankruptcy or failure to pay interest or principal or a restructuring) occurs with respect to a reference security, if the underlying securities otherwise perform poorly, or if certain counterparties fail to satisfy their obligations. The market for credit-linked securities may suddenly become illiquid, making it difficult for the Fund to sell such securities promptly at an acceptable price.



         Please keep this supplement for future reference.

FH P-1









                        SUPPLEMENT DATED AUGUST 15, 2004
                             TO THE PROSPECTUSES OF
         FRANKLIN ZERO COUPON FUNDS: MATURING IN DECEMBER 2005 AND 2010
             (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)
                                DATED MAY 1, 2004

The prospectuses for Franklin Zero Coupon Funds, Maturing in 2005 and 2010, Class 1, and Franklin Zero Coupon Fund, Maturing in 2010, Class 2, are amended by replacing the MANAGEMENT section (page FZ-6 or FZ-5) with the following:

 MANAGEMENT

 Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Funds' investment manager.

 The team responsible for the Funds' management is:

 KENT C. BURNS, CFA
 PORTFOLIO MANAGER OF ADVISERS

 Mr. Burns has been a manager of the Funds since 2002, and has been with Franklin Templeton Investments since 1994.

 DOUGLAS R. MAGOWAN
 PORTFOLIO MANAGER OF ADVISERS

 Mr. Magowan has been a manager of the Funds since 2002, and has been with Franklin Templeton Investments since 1993.

 The Funds pay Advisers a fee for managing the Funds' assets and providing certain administrative facilities and services for the Funds. For the fiscal year ended December 31, 2003, the Funds paid 0.62% and 0.61%, respectively, of their average daily net assets to Advisers for its services.

         Please keep this supplement for future reference.
FZ P-1







                        SUPPLEMENT DATED AUGUST 15, 2004
                   TO THE PROSPECTUSES DATED MAY 1, 2004, OF:

                 FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND
                   FRANKLIN GROWTH AND INCOME SECURITIES FUND
                            FRANKLIN HIGH INCOME FUND
                         FRANKLIN INCOME SECURITIES FUND
                    FRANKLIN LARGE CAP GROWTH SECURITIES FUND
                           FRANKLIN MONEY MARKET FUND
                            FRANKLIN REAL ESTATE FUND
                    FRANKLIN RISING DIVIDENDS SECURITIES FUND
                             FRANKLIN SMALL CAP FUND
                    FRANKLIN SMALL CAP VALUE SECURITIES FUND
                    FRANKLIN STRATEGIC INCOME SECURITIES FUND
                          FRANKLIN U.S. GOVERNMENT FUND
                         FRANKLIN ZERO COUPON FUND 2005
                         FRANKLIN ZERO COUPON FUND 2010
                        MUTUAL DISCOVERY SECURITIES FUND
                          MUTUAL SHARES SECURITIES FUND
                  TEMPLETON DEVELOPING MARKETS SECURITIES FUND
                        TEMPLETON FOREIGN SECURITIES FUND
                     TEMPLETON GLOBAL ASSET ALLOCATION FUND
                     TEMPLETON GLOBAL INCOME SECURITIES FUND
                        TEMPLETON GROWTH SECURITIES FUND
      (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (THE "TRUST"))

The prospectuses for shares of Class 1, Class 2 and Class 3, are amended as follows:

I.    THE "REGULATORY UPDATE" SECTION UNDER "ADDITIONAL INFORMATION, ALL
      FUNDS" (OR UNDER "ADDITIONAL INFORMATION") IS REPLACED WITH THE FOLLOWING:

      On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 17, 2004, the Company filed an Answer denying all violations of the Massachusetts Act. Hearings on this matter are presently scheduled to commence in the coming months.

      On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers, Inc. (adviser to many of the funds within Franklin Templeton Investments, and an affiliate of the adviser to the other funds) had reached a settlement with the U.S. Securities and Exchange Commission ("SEC") that resolved an SEC investigation of market timing activity in the Franklin Templeton Investments funds. As part of the settlement, on August 2, 2004, the SEC issued an "Order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease and desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Mass. Proceeding described above.

      Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc., neither admits nor denies any wrongdoing, Franklin Advisers, Inc. has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to fund shareholders in accordance with a plan to be developed by an Independent Distribution Consultant ("IDC"). Because the IDC has not yet been retained and the distribution methodology has not yet been developed, it is presently not possible to say which particular funds will be determined to have been affected or which particular groups of fund shareholders will receive distributions or in what proportion and amounts.

      In the Order, the SEC notes that the Company has generally sought to detect, discourage and prevent market timing in its funds and began to increase its efforts to control market timing in 1999. The Order also requires Franklin Advisers, Inc. to, among other things:

        o Enhance and periodically review compliance policies and procedures, and establish a corporate ombudsman;

        o Establish a new internal position whose responsibilities shall include compliance matters related to conflicts of interests; and

        o Retain an Independent Distribution Consultant to develop a plan to distribute the $50 million settlement to fund shareholders.

      The Staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc. (the principal underwriter of shares of the Franklin Templeton mutual funds) concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office also has advised that it is authorized to bring a civil action against Franklin Resources, Inc. and Franklin Templeton Distributors, Inc. arising from the same events. Even though the Company currently believes that the contemplated charges are unwarranted, it also believes that it is in the best interest of the Company and fund shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so. If it is found that the Company bears responsibility for any unlawful or improper conduct, the Company has committed to making the funds or their shareholders whole, as appropriate.

      These issues were previously disclosed by the Company as being under investigation by government authorities and the subject of an internal inquiry by the Company in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on the Company's website at franklintempleton.com under "Statement on Current Industry Issues."

II. THE FOLLOWING IS ADDED TO THE SECTION "ADDITIONAL INFORMATION, ALL FUNDS" (OR "ADDITIONAL INFORMATION"):

      Franklin Templeton Distributors, Inc. ("Distributors") and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton funds, or participate in the offering of variable insurance products that invest in the Trust ("Qualifying Dealers"); such financial support may be made by payments from Distributors' and/or its affiliates' resources, including from Distributors' retention of underwriting concessions and, in the case of Rule 12b-1 share classes, from payments to Distributors under such plans.

      Distributors makes these payments in connection with Qualifying Dealers' efforts to educate financial advisors about our funds. A number of factors will be considered in determining payments, including such dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with Distributors. Distributors may, on an annual basis, determine the advisability of continuing these payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, Distributors and/or its affiliates may pay or allow other promotional incentives or payments to dealers. Sale of Trust shares, as well as shares of other Franklin Templeton funds, is not considered a factor in the selection of securities dealers to execute the Trust's portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by Qualifying Dealers is not considered marketing support payments.

      You can find further details in the SAI about the payments made by Distributors and/or its affiliates and the services provided by your Qualifying Dealer. While your insurance company's fees and charges are generally disclosed in the insurance contract prospectus, your Qualifying Dealer may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your insurance company and Qualifying Dealer for information about any payments they receive from Distributors and/or its affiliates and any services they provide, as well as about fees and/or commissions they charge. These payments and other fees and charges are not reflected in the fee table included in this prospectus.

           PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                              FTVIPT P-1